Financial commitments and contingent liabilities	12 Months Ended
Dec. 31, 2020
Financial commitments and contingent liabilities
Financial commitments and contingent liabilities

29. Financial commitments and contingent liabilities

As a normal part of its business, the Group routinely enters into some financing agreements that may require the Group to provide continuing funding over time, whereas other agreements provide for the immediate funding of the total commitment. The terms of the former type of agreements vary widely; in some cases (discretionary commitments), the Group has broad discretion as to each incremental funding of a continuing investment, and in others (definitive commitments), the Group has little discretion and would suffer adverse consequences were it to fail to provide incremental funding.

The Group’s funding commitments are capped at a fixed amount in its agreements. At December 31, 2020, the Group had outstanding commitments for $1,160,642,000 (2019: $981,554,000).

In addition, at December 31, 2020 at current exchange rates, the Group had $93,970,000 of exposure to assets where the Group is providing some form of legal risk arrangement pursuant to which the Group does not generally expect to deploy the full committed capital unless there is a failure of the claim, such as providing an indemnity for adverse costs (2019: $89,294,000).

The following table reflects the line-by-line impact of eliminating the interests of third-parties in the entities which Burford consolidates from the commitment balances reported above to arrive at Burford’s commitments at December 31, 2020.

		Elimination of
	Consolidated total	third-party interests	Burford only
December 31, 2020	$'000	$'000	$'000
Definitive	477,921	(130,694)	347,227
Discretionary	682,721	(107,958)	574,763
Total	1,160,642	(238,652)	921,990
Legal risk (definitive)	93,970	(6,233)	87,737

		Elimination of
	Consolidated total	third-party interests	Burford only
December 31, 2019	$'000	$'000	$'000
Definitive	342,452	(53,939)	288,513
Discretionary	639,102	(99,007)	540,095
Total	981,554	(152,946)	828,608
Legal risk (definitive)	89,294	(6,233)	83,061

The following tables show the experience over the past three years of deployments during the year on commitments outstanding at the end of the prior year.

	Consolidated total	Elimination of third-party interests	Burford only
Deployments on commitments in 2020	$'000	$'000	$'000
Outstanding commitments at December 31, 2019	981,554	(152,946)	828,608
Deployed in 2020	111,340	(13,889)	97,451
Deployed in 2020 (%)	11%	—	12%

	Consolidated total	Elimination of third-party interests	Burford only
Deployments on commitments in 2019	$'000	$'000	$'000
Outstanding commitments at December 31, 2018	646,631	(31,791)	614,840
Deployed in 2019	99,145	(5,123)	94,022
Deployed in 2019 (%)	15%	—	15%

	Consolidated total	Elimination of third-party interests	Burford only
Deployments on commitments in 2018	$'000	$'000	$'000
Outstanding commitments at December 31, 2017	503,435	—	503,435
Deployed in 2017	152,498	—	152,498
Deployed in 2017 (%)	30%	—	30%

Given the nature of the Company’s business, the Company may from time to time receive claims against it or be subject to inbound litigation. Having considered the legal merits of any relevant claims or progressed litigation, and having received relevant legal advice including from external advisers, the Company considers there to be no material contingent liability in respect of any such situations requiring disclosure in the financial statements.